Allowance for Probable Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for probable loan losses
Balance at the beginning of the period	$ 84,482	$ 95,393	$ 73,461
Losses charged to allowance	(22,899)	(35,240)	(38,539)
Recoveries credited to allowance	5,291	1,517	1,638
Net losses charged to allowance	(17,608)	(33,723)	(36,901)
Provision (credit) charged to operations	17,318	22,812	58,833
Balance at the end of the period	84,192	84,482	95,393
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	22,046
Losses charged to allowance	(16,130)
Recoveries credited to allowance	4,126
Net losses charged to allowance	(12,004)
Provision (credit) charged to operations	16,575
Balance at the end of the period	26,617
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	26,695
Losses charged to allowance	(1,467)
Recoveries credited to allowance	171
Net losses charged to allowance	(1,296)
Provision (credit) charged to operations	(5,459)
Balance at the end of the period	19,940
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	16,340
Losses charged to allowance	(1,955)
Recoveries credited to allowance	296
Net losses charged to allowance	(1,659)
Provision (credit) charged to operations	9,546
Balance at the end of the period	24,227
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	53
Provision (credit) charged to operations	950
Balance at the end of the period	1,003
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	10,059
Losses charged to allowance	(805)
Recoveries credited to allowance	28
Net losses charged to allowance	(777)
Provision (credit) charged to operations	(4,720)
Balance at the end of the period	4,562
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	2,611
Losses charged to allowance	(1,304)
Recoveries credited to allowance	300
Net losses charged to allowance	(1,004)
Provision (credit) charged to operations	3,153
Balance at the end of the period	4,760
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	6,241
Losses charged to allowance	(1,067)
Recoveries credited to allowance	211
Net losses charged to allowance	(856)
Provision (credit) charged to operations	(3,661)
Balance at the end of the period	1,724
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	437
Losses charged to allowance	(171)
Recoveries credited to allowance	159
Net losses charged to allowance	(12)
Provision (credit) charged to operations	934
Balance at the end of the period	$ 1,359